                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                FMC STRATEGIC VALUE FUND

July 31, 2010                                                        (Unaudited)

                                                                               Value
                                                                Shares         (000)
                                                             ------------   -----------
COMMON STOCK (93.5%)
AUTOMOTIVE (11.0%)
   Drew Industries* ......................................        350,000   $     7,396
   Federal-Mogul* ........................................        463,000         8,306
   Spartan Motors ........................................        825,000         3,539
                                                                            -----------
                                                                                 19,241
                                                                            -----------
BASIC INDUSTRY (5.3%)
   Harsco ................................................        195,000         4,516
   Mueller Industries ....................................        190,000         4,697
                                                                            -----------
                                                                                  9,213
                                                                            -----------
ENERGY (13.6%)
   Approach Resources* ...................................        500,000         3,370
   CE Franklin Ltd.* .....................................        800,000         4,888
   Hercules Offshore* ....................................        350,000           889
   Petroplus Holdings* (1) ...............................        182,500         2,827
   Range Resources .......................................        190,000         7,053
   Weatherford International Ltd.* .......................        300,000         4,860
                                                                            -----------
                                                                                 23,887
                                                                            -----------
FINANCIAL SERVICES (4.7%)
   American Safety Insurance Holdings Ltd.* ..............        250,000         4,125
   Old Republic International ............................        335,000         4,191
                                                                            -----------
                                                                                  8,316
                                                                            -----------
FOOD (2.1%)
   Agrium ................................................         58,000         3,654
                                                                            -----------
INDUSTRIAL/MANUFACTURING (11.5%)
   Actuant, Cl A .........................................         67,400         1,390
   Allegheny Technologies ................................         90,000         4,285
   AZZ ...................................................         89,000         3,874
   Huntsman ..............................................        480,000         5,026
   Mettler-Toledo International* .........................         24,000         2,803
   Neenah Paper ..........................................        157,000         2,816
                                                                            -----------
                                                                                 20,194
                                                                            -----------
MISCELLANEOUS CONSUMER (12.8%)
   Blyth .................................................         27,500         1,088
   Dorel Industries, Cl B ................................        128,000         4,307
   Ethan Allen Interiors .................................         86,000         1,319
   Furniture Brands International* .......................        115,000           635
   Jarden ................................................        300,000         8,685
   Prestige Brands Holdings* .............................        775,000         6,370
                                                                            -----------
                                                                                 22,404
                                                                            -----------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2010                                                        (Unaudited)

                                                              Shares/Face      Value
                                                             Amount (000)      (000)
                                                             ------------   -----------
PRINTING & PUBLISHING (5.7%)
   Cenveo* ...............................................        730,000   $     4,497
   RR Donnelley & Sons ...................................        325,000         5,483
                                                                            -----------
                                                                                  9,980
                                                                            -----------
REAL ESTATE INVESTMENT TRUST (2.8%)
   Mack-Cali Realty ......................................        150,000         4,833
                                                                            -----------
SERVICES (12.4%)
   American Reprographics* ...............................        500,000         4,450
   ATC Technology* .......................................        303,000         7,266
   Moody's ...............................................        115,000         2,708
   United Stationers* ....................................        135,000         7,310
                                                                            -----------
                                                                                 21,734
                                                                            -----------
TECHNOLOGY (6.4%)
   Polycom* ..............................................        220,000         6,529
   Tekelec* ..............................................        333,000         4,709
                                                                            -----------
                                                                                 11,238
                                                                            -----------
TELECOMMUNICATIONS (2.2%)
   Frontier Communications ...............................        500,000         3,820
                                                                            -----------
TRANSPORTATION EQUIPMENT (3.0%)
   Commercial Vehicle Group* .............................        470,000         5,288
                                                                            -----------
TOTAL COMMON STOCK
   (Cost $176,145) .......................................                      163,802
                                                                            -----------
CORPORATE OBLIGATIONS (1.0%)
   Cenveo
      7.875%, 12/01/13 ...................................   $      1,350         1,316
   Mueller Industries
      6.000%, 11/01/14 ...................................            425           422
                                                                            -----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $1,724) .........................................                        1,738
                                                                            -----------
CASH EQUIVALENT (6.0%)
   Dreyfus Treasury Prime Cash Management Fund, 0.001% (2)
   (Cost $10,476) ........................................     10,476,233        10,476
                                                                            -----------
TOTAL INVESTMENTS - (100.5%)
   (Cost $188,345)+ ......................................                  $   176,016
                                                                            ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $175,104 (000).

*    NON-INCOME PRODUCING SECURITY.

(1)  SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

CL   -- CLASS
LTD. -- LIMITED

+    AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $188,345
     (000) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $31,175 (000) AND $(43,504) (000), RESPECTIVELY.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2010                                                        (Unaudited)

The following is a summary of the investment classifications used as of July 31, 2010 in valuing the Fund's investments carried at value (000):

Investments in securities    LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
-------------------------   --------   -------   -------   --------
Common Stock                $163,802    $   --     $--     $163,802
Corporate Obligations             --     1,738      --        1,738
Cash Equivalent               10,476        --      --       10,476
                            --------   -------     ---     --------
Total                       $174,278    $1,738     $--     $176,016
                            ========   =======     ===     ========

Amounts designated as "--" are $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FMC-QH-001-1400

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010